Share-based Payment - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - Stock grant programs [member] - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 50.88	R$ 36.06
Share price at grant date	R$ 50.88	R$ 38.61
Risk-free interest rate	6.82%	15.00%
Dividend yield		2.86%
Volatility factor	36.50%	33.70%
Comgas [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 78.58	R$ 36.37
Share price at grant date	R$ 78.58	R$ 54.25
Risk-free interest rate	6.82%	10.56%
Dividend yield		7.19%
Volatility factor	32.80%	32.38%
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at grant date	R$ 22.17	R$ 13.94
Share price at grant date	R$ 22.17	R$ 13.94
Risk-free interest rate	6.28%	10.93%
Volatility factor	27.46%	31.91%